Debt (Tables)	12 Months Ended
Jun. 30, 2015
Debt Tables
Debt Components

Total debts outstanding, excluding convertible debt addressed in Note 7, are presented on the consolidated balance sheet as follows:

	June 30, 2015	June 30, 2014
Working capital lines of credit
Wells Fargo	$10,000,000	$8,305,235
National Australia Bank Limited	3,755,800	7,583,405
Total working capital lines of credit	13,755,800	15,888,640

Current portion of long-term debt
Term loan - Wells Fargo	-	159,030
Term loan - Ally	8,994	8,734
Keith facility (machinery & equipment loan) - National Australia Bank Limited	154,657	-
Unsecured subordinate promissory note - related party	100,000	100,000
Promissory note - SGI selling shareholders	2,000,000	-
Debt discount - SGI	(40,186)	-
Total current portion	2,223,465	267,764

Long-term debt, less current portion
Term loan - Wells Fargo	-	2,220,803
Term loan - Ally	15,590	24,584
Term loan (Keith building) - National Australia Bank Limited	466,482	-
Unsecured subordinate promissory note - related party	200,000	300,000
Promissory note - SGI selling shareholders	-	2,000,000
Promissory note - Dupont Pioneer	10,000,000	-
Debt discount - SGI	-	(92,756)
Total long-term portion	10,682,072	4,452,631
Total debt	$12,905,537	$4,720,395

Schedule of Annual Maturities

The annual maturities of short-term and long-term debt (excluding debt discount), excluding convertible debt addressed in Note 7, are as follows:

Fiscal Year	Amount

2016	$2,263,651
2017	159,262
2018	10,181,328
2019	105,000
2020	105,000
Thereafter	131,482
Total	$12,945,723